Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of assets and liabilities measured or disclosed at fair value

For the year ended December 31, 2017, assets and liabilities measured or disclosed at fair value are summarized below:

			Fair value measurement or disclosure at December 31, 2017 using
	Total Fair Value at December 31, 2017	Total Fair Value at December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement — Recurring:
Available-for-sale debt security	182	28	182			(39)
Available-for-sale debt security	—	—			—	(6,594)
Fair value measurement — Non-Recurring:
Intangible assets, net	90	14			90	(38,862)
Other long-term investments	61,100	9,391			61,100	(268,432)

Total assets measured at fair value	61,372	9,433	182		61,190	(313,927)

For the year ended December 31, 2016, assets and liabilities measured or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2016 using
	Total Fair Value at December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
Fair value measurement — Recurring:
Available-for-sale debt security	7,353			7,353
Fair value measurement — Non-Recurring:
Intangible assets, net	370			370	(2,889)
Investment in equity investees	—			—	(11,453)
Other long-term investments	132,417			132,417	(129,616)

Total assets measured at fair value	140,140			140,140	(143,958)

Fair value measurement — Recurring:
Contingent consideration payable	30,358			30,358

Total liabilities measured at fair value	30,358			30,358

Schedule of significant unobservable inputs used in the fair value measurement

The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Valuation techniques	Unobservable inputs	Estimation as of December 31, 2016	Estimation as of December 31, 2017	Change in unobservable inputs	Change in fair value
Contingent consideration payable	Discounted cash flow method	• Probability of achieving performance target	0%-100%	*	Increase / (decrease)	Increase / (decrease)
		• Discount rate	10.9%	*	Increase / (decrease)	Decrease / (increase)
Available-for-sale debt security	Probability expected return method	• Discount rate for lack of marketability	3.81%	*	Increase / (decrease)	Decrease / (increase)
		• Probability of conversion	20.0%	*	Increase / (decrease)	Increase / (decrease)

Reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs

The following table presents a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2016 and 2017:

	Contingent consideration payable	Available- for-sales debt securities
	RMB	RMB
Balance as of December 31, 2015	23,338	—
Recognized during the year	25,067	6,647
Realized or unrealized losses	3,377	417
Settlement	(23,266)	—
Foreign exchange translation adjustments	1,842	289

Balance as of December 31, 2016	30,358	7,353
Recognized during the year	—	—
Realized or unrealized losses	9,014	(7,011)
Settlement	(38,562)	—
Foreign exchange translation adjustments	(810)	(342)

Balance as of December 31, 2017	—	—

Balance as of December 31, 2017 in US$	—	—